Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lease Disclosure [Abstract]
Summary of Detailed Information About Right Of Use Assets And Lease Liabilities Explanatory

	Land and buildings	Plant and machinery	Other	Total
Leased right-of-use assets	$m	$m	$m	$m
At 31 December 2022
Cost	1,302	609	64	1,975
Accumulated depreciation (and impairment charges)	(372)	(307)	(38)	(717)
Net carrying amount	930	302	26	1,258
At 1 January 2022, net carrying amount	1,195	313	56	1,564
Translation adjustment	(35)	(13)	(3)	(51)
Transfer to owned assets	-	(5)	-	(5)
Additions at cost	41	101	12	154
Arising on acquisition (note 30)	96	10	1	107
Disposals at net carrying amount	(289)	(9)	(27)	(325)
Adjustment as a result of remeasurement of lease liability	41	17	3	61
Depreciation charge for year (i)	(119)	(112)	(16)	(247)
At 31 December 2022, net carrying amount	930	302	26	1,258
The equivalent disclosure for the prior year is as follows:
At 31 December 2021
Cost	1,573	581	105	2,259
Accumulated depreciation (and impairment charges)	(378)	(268)	(49)	(695)
Net carrying amount	1,195	313	56	1,564
At 1 January 2021, net carrying amount	1,151	342	57	1,550
Translation adjustment	(24)	(9)	(1)	(34)
Transfer to owned assets	-	(10)	-	(10)
Additions at cost	96	92	22	210
Arising on acquisition (note 30)	77	11	-	88
Disposals at net carrying amount	(12)	(5)	(1)	(18)
Adjustment as a result of remeasurement of lease liability	45	9	2	56
Depreciation charge for year (i)	(138)	(117)	(23)	(278)
At 31 December 2021, net carrying amount	1,195	313	56	1,564
At 1 January 2021
Cost	1,419	553	97	2,069
Accumulated depreciation	(268)	(211)	(40)	(519)
Net carrying amount	1,151	342	57	1,550

(i)The depreciation charge includes $11 million (2021: $34 million; 2020: $33 million) relating to discontinued operations.

	Land and buildings	Plant and machinery	Other	Total
Lease liabilities	$m	$m	$m	$m
At 1 January 2022	1,296	319	56	1,671
Translation adjustment	(41)	(14)	(2)	(57)
Addition of right-of-use assets	41	101	12	154
Arising on acquisition (note 30)	96	10	1	107
Disposals	(332)	(8)	(28)	(368)
Remeasurements	41	17	3	61
Payments	(147)	(132)	(18)	(297)
Discount unwinding (ii)	38	8	2	48
At 31 December 2022	992	301	26	1,319

The equivalent disclosure for the prior year is as follows:

At 1 January 2021	1,228	350	57	1,635
Translation adjustment	(24)	(9)	(1)	(34)
Addition of right-of-use assets	96	92	22	210
Arising on acquisition (note 30)	77	11	-	88
Disposals	(14)	(5)	(1)	(20)
Remeasurements	45	9	2	56
Payments	(164)	(139)	(25)	(328)
Discount unwinding (ii)	52	10	2	64
At 31 December 2021	1,296	319	56	1,671

(ii)Discount unwinding includes $6 million (2021: $18 million; 2020: $19 million) relating to discontinued operations.
The table below shows a maturity analysis of the discounted and undiscounted lease liability arising from the Group’s leasing activities. The projections are based on the foreign exchange rates applying at the end of the relevant financial year and on interest rates (discounted projections only) applicable to the lease portfolio.

Summary of Detailed Information About Maturity Analysis Of Lease Liability

	As at 31 December 2022		As at 31 December 2021
	Discounted	Undiscounted	Discounted	Undiscounted
	$m	$m	$m	$m
Within one year	260	263	297	302
Between one and two years	196	205	241	254
Between two and three years	154	166	190	208
Between three and four years	121	135	154	175
Between four and five years	92	106	126	150
After five years	496	798	663	1,099
Total	1,319	1,673	1,671	2,188

Summary of Lease Costs and Disclosures in Income Statement	The following lease costs have been charged to the Consolidated Income Statement as incurred:

	2022	2021
Continuing operations	$m	$m
Short-term leases	273	239
Lease of low-value assets	11	8
Variable lease payments not included in the lease liability	94	97
Total	378	344
Total cash outflow for lease payments	675	674

Summary of Detailed Information About Maturity Analysis Of Lease Payments	The potential undiscounted future cash outflows arising from the exercise of renewal options that are not expected to be exercised (and are therefore not included in the lease term) are as follows:

	As at	As at
	31 December	31 December
	2022	2021
	$m	$m
Within one year	5	4
Between one and two years	4	5
Between two and three years	6	6
Between three and four years	6	8
Between four and five years	5	8
After five years	296	568
Total	322	599